UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: March 31

Date of reporting period: December 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS FINANCIAL SERVICES FUND

FORM N-Q

DECEMBER 31, 2007

LEGG MASON PARTNERS FINANCIAL SERVICES FUND

Schedule of Investments (unaudited)	December 31, 2007

SHARES	SECURITY	VALUE
COMMON STOCKS - 92.7%
Capital Markets - 6.1%
40,000	Ameriprise Financial Inc.	$2,204,400
1,000	KBW Inc. *	25,590
15,590	Raymond James Financial Inc.	509,170
140,000	TD Ameritrade Holding Corp. *	2,808,400

	Total Capital Markets	5,547,560

Commercial Banks - 31.3%
100,000	AmericanWest Bancorporation	1,763,000
9,229	Bank of Nova Scotia	470,170
69,158	Barclays PLC	700,534
56,876	Beach Business Bank *	546,010
5,250	BNP Paribas SA	564,349
36,250	Cascade Bancorp	504,600
62,500	Cascade Financial Corp.	850,000
33,075	Commerce Bancshares Inc.	1,483,744
28,300	Cullen/Frost Bankers Inc.	1,433,678
60,500	Epic Bancorp	669,735
20,001	First Financial Bankshares Inc.	753,038
36,015	First Keystone Corp.	596,048
25,000	First Regional Bancorp *	472,250
25,000	First Security Group Inc.	224,250
50,000	First State Bancorporation	695,000
93,750	Glacier Bancorp Inc.	1,756,875
45,000	IBERIABANK Corp.	2,103,750
2,205	Leesport Financial Corp.	39,359
44,100	Northrim BanCorp Inc.	940,212
42,820	Pacific Continental Corp.	533,537
15,690	PNC Financial Services Group Inc.	1,030,048
23,808	Royal Bank of Canada	1,223,985
116,701	Royal Bank of Scotland Group PLC	1,049,154
69,720	Somerset Hills Bancorp	906,360
20,000	SunTrust Banks Inc.	1,249,800
31,500	Sussex Bancorp	419,580
80,000	TCF Financial Corp.	1,434,400
6,615	The Bank Holdings Inc. *	64,761
4,913	Toronto-Dominion Bank	345,987
50,000	U.S. Bancorp	1,587,000
88,200	Wainwright Bank & Trust Co.	1,167,768
15,666	Zions Bancorporation	731,446

	Total Commercial Banks	28,310,428

See Notes to Schedule of Investments.

LEGG MASON PARTNERS FINANCIAL SERVICES FUND

Schedule of Investments (unaudited) (continued)	December 31, 2007

SHARES	SECURITY	VALUE
Diversified Financial Services - 8.0%
71,074	Bank of America Corp.	$2,932,513
22,500	Financial Federal Corp.	501,525
150,000	Highbury Financial Inc. *	774,015
59,623	JPMorgan Chase & Co.	2,602,544
5,900	Principal Financial Group Inc.	406,156

	Total Diversified Financial Services	7,216,753

Exchange Traded - 4.7%
20,000	KBW Bank ETF	871,000
20,000	KBW Capital Markets ETF	1,343,400
20,000	KBW Insurance ETF	1,059,600
25,000	KBW Regional Banking ETF	927,000

	Total Exchange Traded	4,201,000

Insurance - 37.6%
70,000	American Financial Group Inc.	2,021,600
24,550	American International Group Inc.	1,431,265
70,000	American Safety Insurance Holdings Ltd. *	1,375,500
18,000	Arch Capital Group Ltd. *	1,266,300
46,900	Assurant Inc.	3,137,610
52,000	Brown & Brown Inc.	1,222,000
18,320	Chubb Corp.	999,906
50,000	Hanover Insurance Group Inc.	2,290,000
70,000	HCC Insurance Holdings Inc.	2,007,600
30,000	Hilb Rogal & Hobbs Co.	1,217,100
28,600	Lincoln National Corp.	1,665,092
50,000	Max Re Capital Ltd.	1,399,500
35,000	MetLife Inc.	2,156,700
68,750	Old Republic International Corp.	1,059,437
56,200	Philadelphia Consolidated Holding Corp.*	2,211,470
29,921	Prudential PLC	420,581
25,000	RenaissanceRe Holdings Ltd.	1,506,000
32,000	RLI Corp.	1,817,280
25,000	StanCorp Financial Group Inc.	1,259,500
40,000	Travelers Cos. Inc.	2,152,000
45,000	W.R. Berkley Corp.	1,341,450

	Total Insurance	33,957,891

Internet Software & Services - 1.2%
90,000	Online Resources Corp.*	1,072,800

IT Services - 2.3%
37,000	Fiserv Inc.*	2,053,130

See Notes to Schedule of Investments.

LEGG MASON PARTNERS FINANCIAL SERVICES FUND

Schedule of Investments (unaudited) (continued)	December 31, 2007

SHARES	SECURITY	VALUE
Thrifts & Mortgage Finance - 1.5%
15,100	Citizens First Bancorp Inc.	$185,277
101,340	Riverview Bancorp Inc.	1,161,356

	Total Thrifts & Mortgage Finance	1,346,633

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $74,710,527)	83,706,195

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENT - 4.2%
Repurchase Agreement - 4.2%
$3,812,000	State Street Bank & Trust Co., dated 12/31/07, 0.770% due 1/2/08; Proceeds at maturity - $3,812,163; (Fully collateralized by U.S. Treasury Bond, 6.75% due 8/15/26; Market value - $3,890,738) (Cost - $3,812,000)	3,812,000

	TOTAL INVESTMENTS - 96.9% (Cost - $78,522,527#)	87,518,195
	Other Assets in Excess of Liabilities - 3.1%	2,812,616

	TOTAL NET ASSETS - 100.0%	$90,330,811

*	Non-income producing security

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Financial Services Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Concentration Risk. The Fund normally invests at least 80% of its assets in financial services related investments. As a result of this concentration policy, an investment in the Fund may be subject to greater risk and market fluctuation than an investment in a fund that invests in securities representing a broader range of investment alternatives.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e)	Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At December 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$13,841,521
Gross unrealized depreciation	(4,845,853)

Net unrealized appreciation	$8,995,668

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	February 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	February 27, 2008

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	February 27, 2008